Common Stock (Details) - USD ($)										1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Feb. 11, 2025	Dec. 06, 2024	Aug. 22, 2024	Jun. 11, 2024	Feb. 13, 2024	Feb. 05, 2024	Jan. 29, 2024	Apr. 18, 2023	Feb. 13, 2023	Sep. 20, 2024	Mar. 31, 2025	Apr. 06, 2023	Mar. 31, 2025	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2023
Common Stock [Line Items]
Common stock, shares authorized											500,000,000		500,000,000		500,000,000	500,000,000
Common stock, par value (in Dollars per share)											$ 0.001		$ 0.001		$ 0.001	$ 0.001
Purchase of shares													125,000		499,215
Net proceeds from sale and issuance of common stock (in Dollars)															$ 12,600,000
Common stock issued for services (in Dollars)				$ 25,000											$ 25,000
Common stock, shares issued											963,796		963,796		522,223	16,484
Common stock, shares outstanding											963,796		963,796		522,223	16,484
Cash dividends declared or paid (in Dollars)													$ 0		$ 0
Alternative cashless exercise													62,500
Restricted Stock Awards [Member]
Common Stock [Line Items]
Vested Rollover RSU Awards								8
Shares granted	58,568
Maximum [Member]
Common Stock [Line Items]
Common stock, shares authorized											500,000,000		500,000,000				500,000,000
Common Stock [Member]
Common Stock [Line Items]
Common stock, par value (in Dollars per share)																	$ 0.001
Vested Rollover RSU Awards																8
Common stock issued for services, Shares				653											653
Common stock issued for services (in Dollars)															$ 1
Alternative cashless exercise															212	4,948
Class C Pre-Funded Warrants [Member]
Common Stock [Line Items]
Purchase of shares									699			699
Purchase price (in Dollars per share)					$ 123.65				$ 0.048			$ 33.64
Class C Common Stock Warrant [Member]
Common Stock [Line Items]
Purchase of shares							212							4,948
Common stock, shares issued															5,160
Class D Pre-Funded Warrants [Member]
Common Stock [Line Items]
Purchase of shares					77,282	77,282
Purchase price (in Dollars per share)			$ 241,390		$ 123.65	$ 0.0016
Class D Common Stock Warrants [Member]
Common Stock [Line Items]
Common stock issued for services, Shares				653
Class D Common Stock Existing Warrants Issued [Member]
Common Stock [Line Items]
Purchase of shares			6,312							159,249					159,249
Net proceeds from sale and issuance of common stock (in Dollars)			$ 200,000
Purchase price (in Dollars per share)			$ 3.8												$ 3.8
Class E Common Stock Existing Warrants Issued [Member]
Common Stock [Line Items]
Purchase of shares		254,002
Purchase price (in Dollars per share)		$ 4.1
Class F Common Stock Warrants [Member]
Common Stock [Line Items]
Purchase of shares											383,005
February 2023 Public Offering [Member]
Common Stock [Line Items]
Purchase of shares									6,017
Net proceeds from sale and issuance of common stock (in Dollars)									$ 14,000,000
February 2024 Public Offering [Member]
Common Stock [Line Items]
Purchase of shares						8,029
Net proceeds from sale and issuance of common stock (in Dollars)						$ 5,400,000